Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,195	$ 66,598	$ 61,476
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.'s paid-in capital for sale of shares of subsidiaries	32	131	(1,455)
Decrease in Himax Technologies, Inc.'s paid-in capital for purchase of shares of subsidiaries	(1,036)	(1,144)	(1,006)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 24,191	$ 65,585	$ 59,015